First Investors Life Insurance Company
110 Wall Street
New York, NY 10005

October 21, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Investors Life Variable Annuity Fund C (“Registrant”) File Nos. 033-33419 and 811-06130

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Act”), that:

(1)

The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 24 to Registrant’s Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

(2)	The text of Post-Effective Amendment No. 24 was filed electronically with the Commission.

Should you have any questions regarding this letter, please do not hesitate to call me at (212) 858-8265.

Very truly yours,

/s/Joanne McIntosh
Joanne McIntosh
Senior Counsel